Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock International Select Equity Fund
Entity Central Index Key	0000790525
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000199787
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Class K Shares
Trading Symbol	MKEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Class K Shares returned 18.54%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,271	$10,208	$10,381
Aug 15	$9,562	$9,457	$9,641
Sep 15	$9,213	$8,977	$9,160
Oct 15	$9,716	$9,678	$9,943
Nov 15	$9,562	$9,528	$9,787
Dec 15	$9,347	$9,399	$9,489
Jan 16	$8,822	$8,720	$8,854
Feb 16	$8,508	$8,560	$8,621
Mar 16	$9,058	$9,117	$9,291
Apr 16	$9,189	$9,381	$9,450
May 16	$9,098	$9,296	$9,383
Jun 16	$8,678	$8,984	$8,800
Jul 16	$8,934	$9,439	$9,311
Aug 16	$8,829	$9,446	$9,399
Sep 16	$8,888	$9,562	$9,485
Oct 16	$8,508	$9,366	$9,375
Nov 16	$8,278	$9,179	$9,044
Dec 16	$8,604	$9,493	$9,617
Jan 17	$8,920	$9,769	$9,755
Feb 17	$8,900	$9,908	$9,845
Mar 17	$9,228	$10,181	$10,445
Apr 17	$9,678	$10,440	$10,877
May 17	$10,033	$10,823	$11,408
Jun 17	$9,912	$10,804	$11,278
Jul 17	$10,221	$11,116	$11,696
Aug 17	$10,234	$11,112	$11,740
Sep 17	$10,576	$11,388	$12,192
Oct 17	$10,523	$11,561	$12,305
Nov 17	$10,435	$11,682	$12,338
Dec 17	$10,534	$11,870	$12,315
Jan 18	$11,226	$12,465	$13,181
Feb 18	$10,500	$11,903	$12,419
Mar 18	$10,513	$11,688	$12,259
Apr 18	$10,581	$11,955	$12,630
May 18	$10,350	$11,686	$12,029
Jun 18	$10,235	$11,544	$11,926
Jul 18	$10,432	$11,828	$12,365
Aug 18	$10,242	$11,599	$11,969
Sep 18	$10,201	$11,700	$11,915
Oct 18	$9,217	$10,769	$10,873
Nov 18	$8,973	$10,755	$10,773
Dec 18	$8,461	$10,233	$10,234
Jan 19	$9,015	$10,906	$10,919
Feb 19	$9,338	$11,184	$11,262
Mar 19	$9,542	$11,254	$11,252
Apr 19	$9,977	$11,570	$11,808
May 19	$9,387	$11,015	$11,050
Jun 19	$10,061	$11,668	$11,869
Jul 19	$9,717	$11,520	$11,621
Aug 19	$9,563	$11,222	$11,353
Sep 19	$9,696	$11,543	$11,657
Oct 19	$10,040	$11,958	$12,072
Nov 19	$10,299	$12,093	$12,248
Dec 19	$10,607	$12,486	$12,609
Jan 20	$10,438	$12,225	$12,234
Feb 20	$9,767	$11,120	$11,165
Mar 20	$8,144	$9,636	$9,234
Apr 20	$8,772	$10,258	$9,815
May 20	$9,429	$10,705	$10,440
Jun 20	$10,064	$11,069	$11,056
Jul 20	$10,537	$11,327	$11,476
Aug 20	$11,158	$11,910	$12,015
Sep 20	$10,875	$11,600	$11,566
Oct 20	$10,268	$11,137	$10,847
Nov 20	$12,110	$12,864	$13,044
Dec 20	$12,682	$13,462	$13,605
Jan 21	$12,216	$13,318	$13,329
Feb 21	$12,689	$13,617	$13,796
Mar 21	$12,978	$13,930	$14,239
Apr 21	$13,896	$14,349	$14,899
May 21	$14,588	$14,817	$15,508
Jun 21	$14,326	$14,650	$15,200
Jul 21	$14,835	$14,761	$15,399
Aug 21	$15,046	$15,021	$15,706
Sep 21	$14,178	$14,585	$14,900
Oct 21	$15,004	$14,944	$15,489
Nov 21	$14,595	$14,248	$14,570
Dec 21	$15,180	$14,978	$15,446
Jan 22	$13,656	$14,254	$14,696
Feb 22	$12,760	$14,002	$13,954
Mar 22	$12,901	$14,092	$13,726
Apr 22	$11,631	$13,180	$12,763
May 22	$11,758	$13,279	$13,033
Jun 22	$10,346	$12,047	$11,549
Jul 22	$11,475	$12,647	$12,087
Aug 22	$10,353	$12,047	$11,320
Sep 22	$9,386	$10,920	$10,332
Oct 22	$10,198	$11,507	$11,250
Nov 22	$11,835	$12,803	$12,698
Dec 22	$11,564	$12,813	$12,688
Jan 23	$13,017	$13,851	$14,154
Feb 23	$12,867	$13,562	$14,049
Mar 23	$13,316	$13,898	$14,494
Apr 23	$13,416	$14,290	$14,945
May 23	$13,138	$13,686	$14,077
Jun 23	$13,701	$14,308	$14,954
Jul 23	$13,985	$14,771	$15,402
Aug 23	$13,202	$14,205	$14,695
Sep 23	$12,219	$13,720	$13,875
Oct 23	$11,856	$13,164	$13,400
Nov 23	$13,437	$14,386	$14,928
Dec 23	$13,966	$15,150	$15,599
Jan 24	$14,067	$15,237	$15,672
Feb 24	$15,149	$15,516	$16,131
Mar 24	$15,690	$16,027	$16,814
Apr 24	$14,976	$15,616	$16,328
May 24	$15,777	$16,221	$17,029
Jun 24	$15,265	$15,959	$16,395
Jul 24	$15,395	$16,427	$16,622
Aug 24	$15,950	$16,962	$17,277
Sep 24	$16,138	$17,118	$17,597
Oct 24	$15,330	$16,187	$16,548
Nov 24	$14,991	$16,095	$16,108
Dec 24	$14,981	$15,729	$16,010
Jan 25	$16,150	$16,556	$17,241
Feb 25	$16,472	$16,877	$17,843
Mar 25	$15,493	$16,809	$17,959
Apr 25	$16,209	$17,579	$18,928
May 25	$17,239	$18,383	$19,955
Jun 25	$18,094	$18,788	$20,482

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	18.54%	12.45%	6.11%
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 119,510,046
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 487,995
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005591
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Class R Shares
Trading Symbol	MREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$158	1.45%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Class R Shares returned 17.96%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class R Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,257	$10,208	$10,381
Aug 15	$9,545	$9,457	$9,641
Sep 15	$9,194	$8,977	$9,160
Oct 15	$9,691	$9,678	$9,943
Nov 15	$9,537	$9,528	$9,787
Dec 15	$9,315	$9,399	$9,489
Jan 16	$8,783	$8,720	$8,854
Feb 16	$8,470	$8,560	$8,621
Mar 16	$9,010	$9,117	$9,291
Apr 16	$9,132	$9,381	$9,450
May 16	$9,045	$9,296	$9,383
Jun 16	$8,618	$8,984	$8,800
Jul 16	$8,862	$9,439	$9,311
Aug 16	$8,757	$9,446	$9,399
Sep 16	$8,809	$9,562	$9,485
Oct 16	$8,426	$9,366	$9,375
Nov 16	$8,199	$9,179	$9,044
Dec 16	$8,517	$9,493	$9,617
Jan 17	$8,820	$9,769	$9,755
Feb 17	$8,793	$9,908	$9,845
Mar 17	$9,114	$10,181	$10,445
Apr 17	$9,551	$10,440	$10,877
May 17	$9,899	$10,823	$11,408
Jun 17	$9,774	$10,804	$11,278
Jul 17	$10,077	$11,116	$11,696
Aug 17	$10,077	$11,112	$11,740
Sep 17	$10,407	$11,388	$12,192
Oct 17	$10,354	$11,561	$12,305
Nov 17	$10,256	$11,682	$12,338
Dec 17	$10,347	$11,870	$12,315
Jan 18	$11,030	$12,465	$13,181
Feb 18	$10,302	$11,903	$12,419
Mar 18	$10,311	$11,688	$12,259
Apr 18	$10,374	$11,955	$12,630
May 18	$10,140	$11,686	$12,029
Jun 18	$10,014	$11,544	$11,926
Jul 18	$10,194	$11,828	$12,365
Aug 18	$10,005	$11,599	$11,969
Sep 18	$9,960	$11,700	$11,915
Oct 18	$8,989	$10,769	$10,873
Nov 18	$8,738	$10,755	$10,773
Dec 18	$8,241	$10,233	$10,234
Jan 19	$8,768	$10,906	$10,919
Feb 19	$9,082	$11,184	$11,262
Mar 19	$9,267	$11,254	$11,252
Apr 19	$9,683	$11,570	$11,808
May 19	$9,110	$11,015	$11,050
Jun 19	$9,748	$11,668	$11,869
Jul 19	$9,406	$11,520	$11,621
Aug 19	$9,249	$11,222	$11,353
Sep 19	$9,369	$11,543	$11,657
Oct 19	$9,702	$11,958	$12,072
Nov 19	$9,942	$12,093	$12,248
Dec 19	$10,229	$12,486	$12,609
Jan 20	$10,063	$12,225	$12,234
Feb 20	$9,406	$11,120	$11,165
Mar 20	$7,834	$9,636	$9,234
Apr 20	$8,444	$10,258	$9,815
May 20	$9,073	$10,705	$10,440
Jun 20	$9,674	$11,069	$11,056
Jul 20	$10,118	$11,327	$11,476
Aug 20	$10,710	$11,910	$12,015
Sep 20	$10,442	$11,600	$11,566
Oct 20	$9,850	$11,137	$10,847
Nov 20	$11,616	$12,864	$13,044
Dec 20	$12,153	$13,462	$13,605
Jan 21	$11,700	$13,318	$13,329
Feb 21	$12,144	$13,617	$13,796
Mar 21	$12,421	$13,930	$14,239
Apr 21	$13,281	$14,349	$14,899
May 21	$13,938	$14,817	$15,508
Jun 21	$13,679	$14,650	$15,200
Jul 21	$14,150	$14,761	$15,399
Aug 21	$14,345	$15,021	$15,706
Sep 21	$13,503	$14,585	$14,900
Oct 21	$14,280	$14,944	$15,489
Nov 21	$13,882	$14,248	$14,570
Dec 21	$14,428	$14,978	$15,446
Jan 22	$12,976	$14,254	$14,696
Feb 22	$12,107	$14,002	$13,954
Mar 22	$12,236	$14,092	$13,726
Apr 22	$11,024	$13,180	$12,763
May 22	$11,145	$13,279	$13,033
Jun 22	$9,794	$12,047	$11,549
Jul 22	$10,858	$12,647	$12,087
Aug 22	$9,794	$12,047	$11,320
Sep 22	$8,869	$10,920	$10,332
Oct 22	$9,637	$11,507	$11,250
Nov 22	$11,182	$12,803	$12,698
Dec 22	$10,923	$12,813	$12,688
Jan 23	$12,291	$13,851	$14,154
Feb 23	$12,134	$13,562	$14,049
Mar 23	$12,550	$13,898	$14,494
Apr 23	$12,652	$14,290	$14,945
May 23	$12,375	$13,686	$14,077
Jun 23	$12,902	$14,308	$14,954
Jul 23	$13,161	$14,771	$15,402
Aug 23	$12,421	$14,205	$14,695
Sep 23	$11,496	$13,720	$13,875
Oct 23	$11,145	$13,164	$13,400
Nov 23	$12,624	$14,386	$14,928
Dec 23	$13,108	$15,150	$15,599
Jan 24	$13,202	$15,237	$15,672
Feb 24	$14,216	$15,516	$16,131
Mar 24	$14,714	$16,027	$16,814
Apr 24	$14,038	$15,616	$16,328
May 24	$14,780	$16,221	$17,029
Jun 24	$14,291	$15,959	$16,395
Jul 24	$14,414	$16,427	$16,622
Aug 24	$14,921	$16,962	$17,277
Sep 24	$15,090	$17,118	$17,597
Oct 24	$14,329	$16,187	$16,548
Nov 24	$14,010	$16,095	$16,108
Dec 24	$13,988	$15,729	$16,010
Jan 25	$15,075	$16,556	$17,241
Feb 25	$15,371	$16,877	$17,843
Mar 25	$14,446	$16,809	$17,959
Apr 25	$15,113	$17,579	$18,928
May 25	$16,067	$18,383	$19,955
Jun 25	$16,858	$18,788	$20,482

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	17.96%	11.75%	5.36%
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 119,510,046
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 487,995
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005590
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Institutional Shares
Trading Symbol	MAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Institutional Shares returned 18.52%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,271	$10,208	$10,381
Aug 15	$9,562	$9,457	$9,641
Sep 15	$9,213	$8,977	$9,160
Oct 15	$9,716	$9,678	$9,943
Nov 15	$9,562	$9,528	$9,787
Dec 15	$9,347	$9,399	$9,489
Jan 16	$8,822	$8,720	$8,854
Feb 16	$8,508	$8,560	$8,621
Mar 16	$9,058	$9,117	$9,291
Apr 16	$9,189	$9,381	$9,450
May 16	$9,098	$9,296	$9,383
Jun 16	$8,678	$8,984	$8,800
Jul 16	$8,934	$9,439	$9,311
Aug 16	$8,829	$9,446	$9,399
Sep 16	$8,888	$9,562	$9,485
Oct 16	$8,508	$9,366	$9,375
Nov 16	$8,278	$9,179	$9,044
Dec 16	$8,604	$9,493	$9,617
Jan 17	$8,920	$9,769	$9,755
Feb 17	$8,900	$9,908	$9,845
Mar 17	$9,228	$10,181	$10,445
Apr 17	$9,678	$10,440	$10,877
May 17	$10,033	$10,823	$11,408
Jun 17	$9,912	$10,804	$11,278
Jul 17	$10,221	$11,116	$11,696
Aug 17	$10,234	$11,112	$11,740
Sep 17	$10,576	$11,388	$12,192
Oct 17	$10,523	$11,561	$12,305
Nov 17	$10,435	$11,682	$12,338
Dec 17	$10,534	$11,870	$12,315
Jan 18	$11,233	$12,465	$13,181
Feb 18	$10,500	$11,903	$12,419
Mar 18	$10,507	$11,688	$12,259
Apr 18	$10,581	$11,955	$12,630
May 18	$10,344	$11,686	$12,029
Jun 18	$10,228	$11,544	$11,926
Jul 18	$10,418	$11,828	$12,365
Aug 18	$10,228	$11,599	$11,969
Sep 18	$10,188	$11,700	$11,915
Oct 18	$9,203	$10,769	$10,873
Nov 18	$8,959	$10,755	$10,773
Dec 18	$8,451	$10,233	$10,234
Jan 19	$9,002	$10,906	$10,919
Feb 19	$9,322	$11,184	$11,262
Mar 19	$9,525	$11,254	$11,252
Apr 19	$9,957	$11,570	$11,808
May 19	$9,371	$11,015	$11,050
Jun 19	$10,041	$11,668	$11,869
Jul 19	$9,692	$11,520	$11,621
Aug 19	$9,539	$11,222	$11,353
Sep 19	$9,671	$11,543	$11,657
Oct 19	$10,013	$11,958	$12,072
Nov 19	$10,278	$12,093	$12,248
Dec 19	$10,578	$12,486	$12,609
Jan 20	$10,409	$12,225	$12,234
Feb 20	$9,737	$11,120	$11,165
Mar 20	$8,112	$9,636	$9,234
Apr 20	$8,742	$10,258	$9,815
May 20	$9,401	$10,705	$10,440
Jun 20	$10,024	$11,069	$11,056
Jul 20	$10,494	$11,327	$11,476
Aug 20	$11,117	$11,910	$12,015
Sep 20	$10,830	$11,600	$11,566
Oct 20	$10,220	$11,137	$10,847
Nov 20	$12,056	$12,864	$13,044
Dec 20	$12,623	$13,462	$13,605
Jan 21	$12,161	$13,318	$13,329
Feb 21	$12,623	$13,617	$13,796
Mar 21	$12,917	$13,930	$14,239
Apr 21	$13,821	$14,349	$14,899
May 21	$14,514	$14,817	$15,508
Jun 21	$14,248	$14,650	$15,200
Jul 21	$14,760	$14,761	$15,399
Aug 21	$14,963	$15,021	$15,706
Sep 21	$14,101	$14,585	$14,900
Oct 21	$14,921	$14,944	$15,489
Nov 21	$14,514	$14,248	$14,570
Dec 21	$15,089	$14,978	$15,446
Jan 22	$13,576	$14,254	$14,696
Feb 22	$12,679	$14,002	$13,954
Mar 22	$12,819	$14,092	$13,726
Apr 22	$11,558	$13,180	$12,763
May 22	$11,691	$13,279	$13,033
Jun 22	$10,283	$12,047	$11,549
Jul 22	$11,404	$12,647	$12,087
Aug 22	$10,290	$12,047	$11,320
Sep 22	$9,324	$10,920	$10,332
Oct 22	$10,129	$11,507	$11,250
Nov 22	$11,761	$12,803	$12,698
Dec 22	$11,490	$12,813	$12,688
Jan 23	$12,937	$13,851	$14,154
Feb 23	$12,782	$13,562	$14,049
Mar 23	$13,226	$13,898	$14,494
Apr 23	$13,332	$14,290	$14,945
May 23	$13,050	$13,686	$14,077
Jun 23	$13,607	$14,308	$14,954
Jul 23	$13,890	$14,771	$15,402
Aug 23	$13,106	$14,205	$14,695
Sep 23	$12,139	$13,720	$13,875
Oct 23	$11,780	$13,164	$13,400
Nov 23	$13,339	$14,386	$14,928
Dec 23	$13,867	$15,150	$15,599
Jan 24	$13,967	$15,237	$15,672
Feb 24	$15,040	$15,516	$16,131
Mar 24	$15,583	$16,027	$16,814
Apr 24	$14,875	$15,616	$16,328
May 24	$15,662	$16,221	$17,029
Jun 24	$15,154	$15,959	$16,395
Jul 24	$15,283	$16,427	$16,622
Aug 24	$15,833	$16,962	$17,277
Sep 24	$16,019	$17,118	$17,597
Oct 24	$15,211	$16,187	$16,548
Nov 24	$14,882	$16,095	$16,108
Dec 24	$14,869	$15,729	$16,010
Jan 25	$16,027	$16,556	$17,241
Feb 25	$16,346	$16,877	$17,843
Mar 25	$15,376	$16,809	$17,959
Apr 25	$16,085	$17,579	$18,928
May 25	$17,106	$18,383	$19,955
Jun 25	$17,960	$18,788	$20,482

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	18.52%	12.37%	6.03%
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 119,510,046
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 487,995
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005587
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Investor A Shares
Trading Symbol	MDEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$131	1.20%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Investor A Shares returned 18.18%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$9,724	$10,208	$10,381
Aug 15	$9,052	$9,457	$9,641
Sep 15	$8,728	$8,977	$9,160
Oct 15	$9,195	$9,678	$9,943
Nov 15	$9,052	$9,528	$9,787
Dec 15	$8,843	$9,399	$9,489
Jan 16	$8,350	$8,720	$8,854
Feb 16	$8,053	$8,560	$8,621
Mar 16	$8,571	$9,117	$9,291
Apr 16	$8,685	$9,381	$9,450
May 16	$8,603	$9,296	$9,383
Jun 16	$8,204	$8,984	$8,800
Jul 16	$8,438	$9,439	$9,311
Aug 16	$8,344	$9,446	$9,399
Sep 16	$8,394	$9,562	$9,485
Oct 16	$8,034	$9,366	$9,375
Nov 16	$7,819	$9,179	$9,044
Dec 16	$8,128	$9,493	$9,617
Jan 17	$8,418	$9,769	$9,755
Feb 17	$8,399	$9,908	$9,845
Mar 17	$8,708	$10,181	$10,445
Apr 17	$9,127	$10,440	$10,877
May 17	$9,463	$10,823	$11,408
Jun 17	$9,347	$10,804	$11,278
Jul 17	$9,643	$11,116	$11,696
Aug 17	$9,650	$11,112	$11,740
Sep 17	$9,973	$11,388	$12,192
Oct 17	$9,921	$11,561	$12,305
Nov 17	$9,831	$11,682	$12,338
Dec 17	$9,923	$11,870	$12,315
Jan 18	$10,581	$12,465	$13,181
Feb 18	$9,890	$11,903	$12,419
Mar 18	$9,896	$11,688	$12,259
Apr 18	$9,962	$11,955	$12,630
May 18	$9,740	$11,686	$12,029
Jun 18	$9,629	$11,544	$11,926
Jul 18	$9,812	$11,828	$12,365
Aug 18	$9,629	$11,599	$11,969
Sep 18	$9,590	$11,700	$11,915
Oct 18	$8,659	$10,769	$10,873
Nov 18	$8,424	$10,755	$10,773
Dec 18	$7,946	$10,233	$10,234
Jan 19	$8,460	$10,906	$10,919
Feb 19	$8,768	$11,184	$11,262
Mar 19	$8,955	$11,254	$11,252
Apr 19	$9,356	$11,570	$11,808
May 19	$8,808	$11,015	$11,050
Jun 19	$9,429	$11,668	$11,869
Jul 19	$9,102	$11,520	$11,621
Aug 19	$8,955	$11,222	$11,353
Sep 19	$9,075	$11,543	$11,657
Oct 19	$9,396	$11,958	$12,072
Nov 19	$9,643	$12,093	$12,248
Dec 19	$9,923	$12,486	$12,609
Jan 20	$9,762	$12,225	$12,234
Feb 20	$9,133	$11,120	$11,165
Mar 20	$7,614	$9,636	$9,234
Apr 20	$8,203	$10,258	$9,815
May 20	$8,812	$10,705	$10,440
Jun 20	$9,401	$11,069	$11,056
Jul 20	$9,842	$11,327	$11,476
Aug 20	$10,418	$11,910	$12,015
Sep 20	$10,150	$11,600	$11,566
Oct 20	$9,581	$11,137	$10,847
Nov 20	$11,301	$12,864	$13,044
Dec 20	$11,823	$13,462	$13,605
Jan 21	$11,388	$13,318	$13,329
Feb 21	$11,823	$13,617	$13,796
Mar 21	$12,097	$13,930	$14,239
Apr 21	$12,940	$14,349	$14,899
May 21	$13,583	$14,817	$15,508
Jun 21	$13,335	$14,650	$15,200
Jul 21	$13,810	$14,761	$15,399
Aug 21	$13,998	$15,021	$15,706
Sep 21	$13,188	$14,585	$14,900
Oct 21	$13,951	$14,944	$15,489
Nov 21	$13,569	$14,248	$14,570
Dec 21	$14,105	$14,978	$15,446
Jan 22	$12,686	$14,254	$14,696
Feb 22	$11,850	$14,002	$13,954
Mar 22	$11,977	$14,092	$13,726
Apr 22	$10,799	$13,180	$12,763
May 22	$10,913	$13,279	$13,033
Jun 22	$9,602	$12,047	$11,549
Jul 22	$10,645	$12,647	$12,087
Aug 22	$9,602	$12,047	$11,320
Sep 22	$8,698	$10,920	$10,332
Oct 22	$9,448	$11,507	$11,250
Nov 22	$10,967	$12,803	$12,698
Dec 22	$10,719	$12,813	$12,688
Jan 23	$12,058	$13,851	$14,154
Feb 23	$11,916	$13,562	$14,049
Mar 23	$12,327	$13,898	$14,494
Apr 23	$12,421	$14,290	$14,945
May 23	$12,158	$13,686	$14,077
Jun 23	$12,676	$14,308	$14,954
Jul 23	$12,932	$14,771	$15,402
Aug 23	$12,205	$14,205	$14,695
Sep 23	$11,298	$13,720	$13,875
Oct 23	$10,961	$13,164	$13,400
Nov 23	$12,414	$14,386	$14,928
Dec 23	$12,901	$15,150	$15,599
Jan 24	$12,990	$15,237	$15,672
Feb 24	$13,990	$15,516	$16,131
Mar 24	$14,487	$16,027	$16,814
Apr 24	$13,827	$15,616	$16,328
May 24	$14,555	$16,221	$17,029
Jun 24	$14,079	$15,959	$16,395
Jul 24	$14,194	$16,427	$16,622
Aug 24	$14,705	$16,962	$17,277
Sep 24	$14,875	$17,118	$17,597
Oct 24	$14,119	$16,187	$16,548
Nov 24	$13,813	$16,095	$16,108
Dec 24	$13,795	$15,729	$16,010
Jan 25	$14,869	$16,556	$17,241
Feb 25	$15,165	$16,877	$17,843
Mar 25	$14,257	$16,809	$17,959
Apr 25	$14,917	$17,579	$18,928
May 25	$15,860	$18,383	$19,955
Jun 25	$16,638	$18,788	$20,482

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	18.18%	12.10%	5.79%
Investor A Shares (with sales charge)...
	11.98	10.89	5.22
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 119,510,046
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 487,995
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.

C000005589
Shareholder Report [Line Items]
Fund Name	BlackRock International Select Equity Fund
Class Name	Investor C Shares
Trading Symbol	MCEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock International Select Equity Fund (the “Fund”) (formerly known as BlackRock EuroFund) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$212	1.95%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended June 30, 2025, the Fund's Investor C Shares returned 17.34%.

  For the same period, the Fund’s current benchmark, the MSCI EAFE Index (Net), returned 17.73%, while its previous benchmark, the MSCI EMU Index (Net), returned 24.93%.

What contributed to performance?

German enterprise software company SAP SE was the largest absolute contributor over the period. The company released strong financial results, driven by robust cloud enterprise resource planning bookings and positive market reception to its AI-focused restructuring plans. SAP benefitted from the digitalization trend and growth of its cloud business revenue was expected to accelerate from 2025-2027, with the majority of revenue recurring.

Italian multinational bank UniCredit Group AG contributed positively as European banks have been a significant driver of the European equity market rally in 2025. Company reporting continues to show positive trends related to deposits, loan growth and balance sheet. Positions in holdings in Spanish bank CaixaBank S.A. and Allied Irish Banks, p.l.c. were also among the top contributors over the period.

What detracted from performance?

Dutch semiconductor equipment company ASML Holding NV was the largest absolute detractor over the period. The stock fell in October as the company reduced its 2025 revenue guidance meaningfully, driven by lowered projections for the shipment of the extreme ultraviolet lithography systems critical to manufacturing advanced chips, along with a significant trimming of expected sales into China. Within the semiconductor sector, volatility rose following the DeepSeek large language model launch in January 2025 on concerns that growth in spending on AI-related technologies may significantly slow beyond 2025.

Danish pharmaceutical company Novo Nordisk A/S detracted as perceptions of the obesity market’s growth potential changed. The stock fell sharply after investors were disappointed with efficacy results during trials. The company’s results have also been challenged by a longer-than-expected overhang from compounders (companies which produce non-FDA approved medication) which have taken some near-term market share.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	MSCI EAFE Index (Net)	MSCI EMU Index (Net)
Jul 15	$10,259	$10,208	$10,381
Aug 15	$9,538	$9,457	$9,641
Sep 15	$9,187	$8,977	$9,160
Oct 15	$9,677	$9,678	$9,943
Nov 15	$9,519	$9,528	$9,787
Dec 15	$9,295	$9,399	$9,489
Jan 16	$8,770	$8,720	$8,854
Feb 16	$8,452	$8,560	$8,621
Mar 16	$8,986	$9,117	$9,291
Apr 16	$9,108	$9,381	$9,450
May 16	$9,014	$9,296	$9,383
Jun 16	$8,592	$8,984	$8,800
Jul 16	$8,827	$9,439	$9,311
Aug 16	$8,724	$9,446	$9,399
Sep 16	$8,770	$9,562	$9,485
Oct 16	$8,386	$9,366	$9,375
Nov 16	$8,152	$9,179	$9,044
Dec 16	$8,472	$9,493	$9,617
Jan 17	$8,778	$9,769	$9,755
Feb 17	$8,749	$9,908	$9,845
Mar 17	$9,064	$10,181	$10,445
Apr 17	$9,494	$10,440	$10,877
May 17	$9,838	$10,823	$11,408
Jun 17	$9,714	$10,804	$11,278
Jul 17	$10,010	$11,116	$11,696
Aug 17	$10,010	$11,112	$11,740
Sep 17	$10,335	$11,388	$12,192
Oct 17	$10,277	$11,561	$12,305
Nov 17	$10,172	$11,682	$12,338
Dec 17	$10,269	$11,870	$12,315
Jan 18	$10,939	$12,465	$13,181
Feb 18	$10,221	$11,903	$12,419
Mar 18	$10,221	$11,688	$12,259
Apr 18	$10,278	$11,955	$12,630
May 18	$10,048	$11,686	$12,029
Jun 18	$9,924	$11,544	$11,926
Jul 18	$10,106	$11,828	$12,365
Aug 18	$9,914	$11,599	$11,969
Sep 18	$9,866	$11,700	$11,915
Oct 18	$8,899	$10,769	$10,873
Nov 18	$8,659	$10,755	$10,773
Dec 18	$8,156	$10,233	$10,234
Jan 19	$8,679	$10,906	$10,919
Feb 19	$8,994	$11,184	$11,262
Mar 19	$9,181	$11,254	$11,252
Apr 19	$9,585	$11,570	$11,808
May 19	$9,013	$11,015	$11,050
Jun 19	$9,644	$11,668	$11,869
Jul 19	$9,309	$11,520	$11,621
Aug 19	$9,151	$11,222	$11,353
Sep 19	$9,270	$11,543	$11,657
Oct 19	$9,595	$11,958	$12,072
Nov 19	$9,831	$12,093	$12,248
Dec 19	$10,107	$12,486	$12,609
Jan 20	$9,939	$12,225	$12,234
Feb 20	$9,299	$11,120	$11,165
Mar 20	$7,743	$9,636	$9,234
Apr 20	$8,334	$10,258	$9,815
May 20	$8,954	$10,705	$10,440
Jun 20	$9,536	$11,069	$11,056
Jul 20	$9,979	$11,327	$11,476
Aug 20	$10,560	$11,910	$12,015
Sep 20	$10,284	$11,600	$11,566
Oct 20	$9,693	$11,137	$10,847
Nov 20	$11,427	$12,864	$13,044
Dec 20	$11,959	$13,462	$13,605
Jan 21	$11,506	$13,318	$13,329
Feb 21	$11,939	$13,617	$13,796
Mar 21	$12,205	$13,930	$14,239
Apr 21	$13,052	$14,349	$14,899
May 21	$13,693	$14,817	$15,508
Jun 21	$13,427	$14,650	$15,200
Jul 21	$13,899	$14,761	$15,399
Aug 21	$14,077	$15,021	$15,706
Sep 21	$13,259	$14,585	$14,900
Oct 21	$14,018	$14,944	$15,489
Nov 21	$13,624	$14,248	$14,570
Dec 21	$14,156	$14,978	$15,446
Jan 22	$12,717	$14,254	$14,696
Feb 22	$11,870	$14,002	$13,954
Mar 22	$11,988	$14,092	$13,726
Apr 22	$10,806	$13,180	$12,763
May 22	$10,915	$13,279	$13,033
Jun 22	$9,595	$12,047	$11,549
Jul 22	$10,629	$12,647	$12,087
Aug 22	$9,585	$12,047	$11,320
Sep 22	$8,679	$10,920	$10,332
Oct 22	$9,417	$11,507	$11,250
Nov 22	$10,924	$12,803	$12,698
Dec 22	$10,668	$12,813	$12,688
Jan 23	$11,998	$13,851	$14,154
Feb 23	$11,850	$13,562	$14,049
Mar 23	$12,254	$13,898	$14,494
Apr 23	$12,343	$14,290	$14,945
May 23	$12,067	$13,686	$14,077
Jun 23	$12,570	$14,308	$14,954
Jul 23	$12,823	$14,771	$15,402
Aug 23	$12,103	$14,205	$14,695
Sep 23	$11,203	$13,720	$13,875
Oct 23	$10,869	$13,164	$13,400
Nov 23	$12,310	$14,386	$14,928
Dec 23	$12,793	$15,150	$15,599
Jan 24	$12,881	$15,237	$15,672
Feb 24	$13,872	$15,516	$16,131
Mar 24	$14,365	$16,027	$16,814
Apr 24	$13,710	$15,616	$16,328
May 24	$14,432	$16,221	$17,029
Jun 24	$13,953	$15,959	$16,395
Jul 24	$14,075	$16,427	$16,622
Aug 24	$14,581	$16,962	$17,277
Sep 24	$14,750	$17,118	$17,597
Oct 24	$14,001	$16,187	$16,548
Nov 24	$13,697	$16,095	$16,108
Dec 24	$13,679	$15,729	$16,010
Jan 25	$14,744	$16,556	$17,241
Feb 25	$15,038	$16,877	$17,843
Mar 25	$14,137	$16,809	$17,959
Apr 25	$14,792	$17,579	$18,928
May 25	$15,727	$18,383	$19,955
Jun 25	$16,498	$18,788	$20,482

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	17.34%	11.27%	5.13%
Investor C Shares (with sales charge)...
	16.34	11.27	5.13
MSCI EAFE Index (Net)...
	17.73	11.16	6.51
MSCI EMU Index (Net)...
	24.93	13.12	7.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 119,510,046
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 487,995
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$119,510,046
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$487,995
Portfolio Turnover Rate...
89%

Holdings [Text Block]

Geographic allocation

Ten largest holdings

Country/Geographic Region	Percent of Net Assets
Germany...
13.8%
France...
11.7
United Kingdom...
9.9
Netherlands...
8.8
Switzerland...
8.3
United States...
8.3
Japan...
7.3
Denmark...
7.1
Italy...
6.9
Australia...
5.1
OtherFootnote Reference(a)...
11.5
Short-Term Securities...
0.3
Other Assets Less Liabilities...
1.0
SecurityFootnote Reference(b)	Percent of Net Assets
SAP SE...
5.1%
Mastercard, Inc., Class A...
4.4
UniCredit SpA...
4.4
RELX plc...
4.0
Safran SA...
3.8
Cie de Saint-Gobain SA...
3.3
MTU Aero Engines AG...
3.2
Taiwan Semiconductor Manufacturing Co. Ltd...
3.2
Advantest Corp...
3.1
Adyen NV...
3.0
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Excludes short-term securities.